UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21403

Western Asset/Claymore Inflation-Linked

Securities & Income Fund

(Exact name of registrant as specified in charter)

385 East Colorado Boulevard Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

FORM N-Q

FEBRUARY 28, 2017

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated schedule of investments (unaudited)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 114.1%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	$498,728	$570,305
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	30,988,843	35,344,170
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	149,270	200,183
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	3,440,970	4,247,355
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	6,432,512	8,988,895
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,406,601	4,368,070
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	3,216,065	3,129,594
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	1,575,150	1,484,584
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	942,678	1,056,343
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	9,176,077	8,890,251
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	10,250,436	10,593,702
U.S. Treasury Notes, Inflation Indexed	1.625%	1/15/18	5,762,150	5,922,107
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	47,980,655	48,679,397	(a)
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/19	416,065	440,771
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	24,728,160	25,213,425
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	37,299,771	38,003,357	(a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	34,621,814	36,602,044	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	23,989,443	24,323,976
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	14,043,301	14,631,743	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	3,200,070	3,237,536
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	24,041,794	24,354,145	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	25,311,990	25,429,716	(a)
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	4,523,195	4,621,543
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	14,299,692	14,741,281
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	8,103,737	8,083,866
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	71,500,846	73,306,385	(a)

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $420,444,719)				426,464,744

ASSET-BACKED SECURITIES - 5.1%
Ameriquest Mortgage Securities Inc., 2005-R10 M5	1.408%	1/25/36	9,650,000	6,312,548	(b)
Conseco Financial Corp., 1997-8 A	6.780%	10/15/27	837,862	870,566
Countrywide Home Equity Loan Trust, 2005-C 2A	0.950%	7/15/35	1,088,077	985,194	(b)
Option One Mortgage Loan Trust, 2005-4 M3	1.268%	11/25/35	8,150,000	4,594,707	(b)
Residential Asset Mortgage Products Inc., 2004-RS8 MI1	5.680%	8/25/34	3,951,879	3,997,793
Saxon Asset Securities Trust, 2004-2 MV1	1.648%	8/25/35	2,432,266	2,161,121	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $17,840,631)				18,921,929

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	3.604%	11/25/34	35,816	35,053	(b)
Bellemeade Re Ltd., 2016-1A M2B	7.278%	4/25/26	4,140,000	4,178,469	(b)(c)
Chase Mortgage Finance Corp., 2007-A1 2A3	3.081%	2/25/37	12,291	12,314	(b)
Credit Suisse Mortgage Trust, 2014-11R 09A2	0.896%	10/27/36	2,430,000	1,450,710	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4057 UI, IO	3.000%	5/15/27	1,532,574	145,175
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	4,468,838	391,792
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K721 X1, IO	0.342%	8/25/22	131,835,173	2,105,592	(b)
Federal National Mortgage Association (FNMA), 2014-M8 SA, IO	4.290%	5/25/18	22,767,234	47,845	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M1	2.228%	1/25/29	1,352,771	1,360,455	(b)(c)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.657%	9/16/46	5,621,262	129,081	(b)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.613%	3/16/49	$1,682,045	$48,916	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.311%	2/16/53	2,149,570	57,729	(b)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.754%	1/16/54	6,967,557	362,590	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.075%	9/16/44	2,971,726	160,163	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	0.640%	2/16/48	783,498	34,065	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.914%	9/16/55	2,847,247	162,031	(b)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	0.898%	10/16/56	16,076,397	970,989	(b)
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.830%	11/16/55	3,744,506	223,665	(b)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	0.929%	3/16/52	27,725,161	1,784,741	(b)
Government National Mortgage Association (GNMA), 2015-183 IO	0.974%	9/16/57	28,399,295	2,208,409	(b)
GSR Mortgage Loan Trust, 2004-11 1A1	3.293%	9/25/34	132,847	127,421	(b)
JPMorgan Mortgage Trust, 2006-A2 5A1	3.135%	11/25/33	4,263	4,359	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	3.143%	2/25/34	14,126	14,215	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C20 D	3.071%	2/15/48	2,970,000	2,258,959	(c)
Mortgage IT Trust, 2005-1 2M1	2.030%	2/25/35	953,565	874,970	(b)
Nomura Resecuritization Trust, 2015-4R 2A2	0.896%	10/26/36	2,645,112	1,457,986	(b)(c)
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	69,157	60,161
Sequoia Mortgage Trust, 2003-8 A1	1.421%	1/20/34	12,607	12,023	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8 A	2.689%	8/25/33	491,139	496,941	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	11,189	12,162

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $24,382,944)				21,188,981

CORPORATE BONDS & NOTES - 5.6%
CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,840,000	1,591,600

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,400,000	2,442,000
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	450,000	456,188
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	610,000	593,048
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,000,000	2,005,000
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,353,400

TOTAL ENERGY				6,849,636

FINANCIALS - 1.1%
Banks - 0.7%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,440,000	2,621,048

Diversified Financial Services - 0.4%
ILFC E-Capital Trust II, Bonds	4.920%	12/21/65	1,350,000	1,258,875	(b)(c)

TOTAL FINANCIALS				3,879,923

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT		VALUE
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.3%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	$1,520,000		$1,345,200	(c)

Health Care Providers & Services - 0.1%
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	420,000		410,550

Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	2,160,000		1,719,900	(c)

TOTAL HEALTH CARE					3,475,650

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,750,000		1,723,750

MATERIALS - 0.4%
Metals & Mining - 0.4%
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,670,000		1,633,696

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,060,000		1,820,525	(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $19,845,145)					20,974,780

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.1%
ITALY - 2.1%
Italy Buoni Poliennali Del Tesoro, Senior Bonds (Cost-$8,055,539)	3.100%	9/15/26	6,429,480	EUR	8,040,530	(d)

SOVEREIGN BONDS - 0.6%
Ecuador - 0.6%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,520,000		1,670,100	(c)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	520,000		520,650	(d)

TOTAL SOVEREIGN BONDS (Cost - $1,890,218)					2,190,750

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.0%
U.S. Government Obligations - 1.0%
U.S. Treasury Bonds (Cost-$4,336,057)	2.500%	5/15/46	4,050,000		3,663,825

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
Japanese Yen Futures, Put @ 89.00 JPY (Cost-$82,533)		3/3/17	164		71,750

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $496,877,786)					501,517,289

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.9%
REPURCHASE AGREEMENTS - 1.6%
Goldman, Sachs & Co. repurchase agreement dated 2/28/17; Proceeds at maturity-$5,900,085; (Fully collateralized by U.S. government agency obligations, 1.750% due 2/7/20; Market value-$6,021,000) (Cost-$5,900,000)	0.520%	3/1/17	$5,900,000		5,900,000

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,153,109)	0.479%	1,153,109	$1,153,109

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,053,109)			7,053,109

TOTAL INVESTMENTS - 136.1% (Cost - $503,930,895#)			508,570,398
Liabilities in Excess of Other Assets - (36.1)%			(134,907,474)

TOTAL NET ASSETS - 100.0%			$373,662,924

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

EUR	— Euro
IO	— Interest Only
JPY	— Japanese Yen

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset/Claymore Inflation-Linked Securities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset/Claymore Inflation-Linked Securities & Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of

Notes to Consolidated Schedule of Investments (unaudited) (continued)

a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$426,464,744	—	$426,464,744
Asset-Backed Securities	—	18,921,929	—	18,921,929
Collateralized Mortgage Obligations	—	21,188,981	—	21,188,981
Corporate Bonds & Notes	—	20,974,780	—	20,974,780
Non-U.S. Treasury Inflation Protected Securities	—	8,040,530	—	8,040,530
Sovereign Bonds	—	2,190,750	—	2,190,750
U.S. Government & Agency Obligations	—	3,663,825	—	3,663,825
Purchased Options	$71,750	—	—	71,750

Total Long-Term Investments	$71,750	$501,445,539	—	$501,517,289

Short-Term Investments†:
Repurchase Agreements	—	$5,900,000	—	$5,900,000
Money Market Funds	$1,153,109	—	—	1,153,109

Total Short-Term Investments	$1,153,109	$5,900,000	—	$7,053,109

Total Investments	$1,224,859	$507,345,539	—	$508,570,398

Other Financial Instruments:
Futures Contracts	$1,895,669	—	—	$1,895,669
Forward Foreign Currency Contracts	—	$1,126,840	—	1,126,840

Total Other Financial Instruments	$1,895,669	$1,126,840	—	$3,022,509

Total	$3,120,528	$508,472,379	—	$511,592,907

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$2,750,465	—	—	$2,750,465
Forward Foreign Currency Contracts	—	$455,599	—	455,599

Total	$2,750,465	$455,599	—	$3,206,064

†	See Consolidated Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,853,438
Gross unrealized depreciation	(6,213,935)

Net unrealized appreciation	$4,639,503

At February 28, 2017, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank	0.80%	1/17/2017	4/18/2017	$30,900,000	U.S. Treasury inflation protected securities	$31,692,308
Deutsche Bank	0.82%	2/14/2017	5/16/2017	117,828,750	U.S. Treasury inflation protected securities	120,850,000

				$148,728,750		$152,542,308

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At February 28, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	577	12/17	$142,735,950	$141,999,700	$(736,250)
90-Day Eurodollar	500	3/18	123,745,375	122,912,500	(832,875)
90-Day Eurodollar	62	12/18	15,333,577	15,190,775	(142,802)
Corn	77	7/17	1,430,512	1,466,850	36,338
Cotton No. 2 Futures	9	7/17	334,300	348,660	14,360
Euro	98	3/17	13,047,794	12,981,938	(65,856)
Euro BTP	82	3/17	11,367,966	11,544,255	176,289
Gold 100 Ounce	124	4/17	14,640,264	15,548,360	908,096
LME Copper	62	7/17	3,979,414	4,226,075	246,661
Lean Hogs Futures	15	6/17	458,094	465,750	7,656

Notes to Consolidated Schedule of Investments (unaudited) (continued)

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Live Cattle Futures	12	6/17	$500,563	$516,240	$15,677
Natural Gas	70	6/17	2,291,722	2,118,900	(172,822)
New York Harbor ULSD Futures	16	6/17	1,153,568	1,120,695	(32,873)
RBOB Gasoline	14	6/17	1,066,268	1,035,233	(31,035)
Silver	10	7/17	835,783	926,750	90,967
Soybean	37	7/17	1,901,459	1,932,325	30,866
U.S. Treasury 10-Year Notes	270	6/17	33,658,065	33,636,094	(21,971)
U.S. Treasury Long-Term Bonds	2	6/17	301,124	303,313	2,189
U.S. Treasury Ultra Long-Term Bonds	12	6/17	1,902,570	1,941,375	38,805
WTI Crude	87	8/17	4,813,996	4,806,750	(7,246)
WTI Crude	144	11/18	7,800,414	7,879,680	79,266
Wheat	35	7/17	762,678	802,374	39,696

					(356,864)

Contracts to Sell:
Brent Crude	142	10/18	7,853,973	7,947,740	(93,767)
British Pound	33	3/17	2,628,549	2,558,531	70,018
Euro-Bund	62	3/17	10,638,540	10,906,623	(268,083)
Japanese Yen	131	3/17	14,307,549	14,599,950	(292,401)
U.S. Treasury 5-Year Notes	1,407	6/17	165,747,082	165,608,297	138,785
U.S. Treasury Ultra 10-Year Notes	82	6/17	10,930,391	10,982,875	(52,484)

					(497,932)

Net unrealized depreciation on open futures contracts					$(854,796)

At February 28, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,859,103	USD	2,180,499	Barclays Bank PLC	4/20/17	$(27,073)
RUB	247,981,000	USD	4,039,436	Barclays Bank PLC	4/20/17	159,549
COP	11,027,120,000	USD	3,709,088	Citibank N.A.	4/20/17	31,424
GBP	2,415,890	USD	2,954,947	Citibank N.A.	4/20/17	46,413
INR	245,800,000	USD	3,556,649	Citibank N.A.	4/20/17	102,528
JPY	536,576,000	USD	4,662,270	Citibank N.A.	4/20/17	123,874
JPY	289,884,310	USD	2,541,387	Citibank N.A.	4/20/17	44,319
MXN	135,870,000	USD	6,213,757	Citibank N.A.	4/20/17	500,824
USD	6,432,555	EUR	6,028,309	Citibank N.A.	4/20/17	31,744
USD	275,071	EUR	258,040	Citibank N.A.	4/20/17	1,086
USD	8,150,864	EUR	7,601,574	Citibank N.A.	4/20/17	79,572
USD	76,527	EUR	72,001	Citibank N.A.	4/20/17	77
USD	9,389,461	TWD	301,120,000	Citibank N.A.	4/20/17	(428,526)
USD	1,062,517	EUR	995,569	UBS AG	4/20/17	5,430

Total						$671,241

Abbreviations used in this table:

CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Securities & Income Fund

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2017